Trade Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade Payables [Abstract]
Schedule of trade payables
	December 31,
	2022	2021
	USD in thousands
Open debts	12,410	14,823
Checks payable	1,361	171
	13,771	14,994